Statement of Changes in Shareholders' Equity - USD ($)	Total	Class A ordinary shares [Member]	Class B ordinary shares [Member]	Additional Paid-in Capital	Accumulated Deficit	Rocket Lab USA, Inc.	Rocket Lab USA, Inc. Redeemable Convertible Preferred Stock [Member]	Rocket Lab USA, Inc. Common Stock [Member]	Rocket Lab USA, Inc. Additional Paid-in Capital	Rocket Lab USA, Inc. Accumulated Deficit	Rocket Lab USA, Inc. AOCI Attributable to Parent [Member]
Balance at Beginning at Dec. 31, 2018							$ 254,460,000
Balance at Beginning (in Shares) at Dec. 31, 2018							30,680,373
Balance Ending at Dec. 31, 2019							$ 254,460,000
Balance Ending (in Shares) at Dec. 31, 2019							30,680,373
Balance at Beginning at Dec. 31, 2018						$ (93,011,000)			$ 9,651,000	$ (102,326,000)	$ (336,000)
Balance at Beginning (in Shares) at Dec. 31, 2018								7,924,028
Net loss						(30,360,000)				(30,360,000)
Exercise of stock options						$ 655,000			655,000
Exercise of stock options (in Shares)						152,247		152,247
Stock-based compensation						$ 3,930,000			3,930,000
Other comprehensive income						257,000					257,000
Balance Ending at Dec. 31, 2019						(118,529,000)			14,236,000	(132,686,000)	(79,000)
Balance Ending (in Shares) at Dec. 31, 2019								8,076,275
Balance Ending at Mar. 31, 2020							$ 254,460,000
Balance Ending (in Shares) at Mar. 31, 2020							31,330,513
Net loss						(14,247,000)				(14,247,000)
Exercise of stock options						5,000			5,000
Exercise of stock options (in Shares)								7,876
Stock-based compensation						838,000			838,000
Other comprehensive income						(551,000)					(551,000)
Balance Ending at Mar. 31, 2020						(132,484,000)			15,079,000	(146,933,000)	(630,000)
Balance Ending (in Shares) at Mar. 31, 2020								8,084,151
Balance at Beginning at Dec. 31, 2019							$ 254,460,000
Issuance of Series E-1redeemable preferred stock for cash							$ 20,500,000
Balance at Beginning (in Shares) at Dec. 31, 2019							30,680,373
Issuance of Series E-1redeemable preferred stock for cash (in Shares)							650,140
Balance Ending at Dec. 31, 2020							$ 274,960,000
Balance Ending (in Shares) at Dec. 31, 2020							31,330,513
Balance at Beginning at Dec. 31, 2019						(118,529,000)			14,236,000	(132,686,000)	(79,000)
Balance at Beginning (in Shares) at Dec. 31, 2019								8,076,275
Net loss						(55,005,000)				(55,005,000)
Exercise of stock options						$ 978,000			978,000
Exercise of stock options (in Shares)						305,867		305,867
Stock-based compensation						$ 4,218,000			4,218,000
Issuance of common stock for business combination						0		$ 0	0	0	0
Issuance of common stock for business combination (in Shares)								272,727
Issuance of common stock warrant						496,000			496,000
Other comprehensive income						1,134,000					1,134,000
Balance Ending at Dec. 31, 2020	$ 5,000,004	$ 397	$ 800	$ 17,340,758	$ (12,341,951)	(166,708,000)			19,928,000	(187,691,000)	1,055,000
Balance Ending (in Shares) at Dec. 31, 2020		3,974,267	8,000,000					8,654,869
Balance at Beginning at Jul. 27, 2020		$ 0	$ 0	0	0
Balance at Beginning (in Shares) at Jul. 27, 2020		0	0
Balance Ending at Dec. 31, 2020							$ 274,960,000
Balance Ending (in Shares) at Dec. 31, 2020							31,330,513
Balance at Beginning at Jul. 27, 2020		$ 0	$ 0	0	0
Balance at Beginning (in Shares) at Jul. 27, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 863	24,137
Issuance of Class B ordinary shares to Sponsor (in Shares)			8,625,000
Sale of 32,000,000 Units, net of underwriting discounts, offering costs, and warrant liabilities	293,547,618	$ 3,200		293,544,418
Sale of 32,000,000 Units, net of underwriting discounts, offering costs, and warrant liabilities (in Shares)		32,000,000
Excess of proceeds from the sale of private placement warrants to Sponsor	4,026,667			4,026,667
Forfeiture of Founder Shares			$ (63)	63
Forfeiture of Founder Shares (in Shares)			(625,000)
Class A ordinary shares subject to possible redemption	(280,257,330)	$ (2,803)		(280,254,527)
Class A ordinary shares subject to possible redemption (in Shares)		(28,025,733)
Net loss	(12,341,951)				(12,341,951)
Balance Ending at Dec. 31, 2020	5,000,004	$ 397	$ 800	17,340,758	(12,341,951)	(166,708,000)			19,928,000	(187,691,000)	1,055,000
Balance Ending (in Shares) at Dec. 31, 2020		3,974,267	8,000,000					8,654,869
Balance Ending at Mar. 31, 2021							$ 274,960,000
Balance Ending (in Shares) at Mar. 31, 2021							31,330,513
Forfeiture of Founder Shares	(40,000,000)
Class A ordinary shares subject to possible redemption	23,560,260	$ 236		23,560,024
Class A ordinary shares subject to possible redemption (in Shares)		2,356,026
Net loss	(23,560,263)				(23,560,263)	(15,882,000)				(15,882,000)
Exercise of stock options						554,000			554,000
Exercise of stock options (in Shares)								60,215
Stock-based compensation						1,090,000			1,090,000
Issuance of common stock warrant									496,000
Other comprehensive income						741,000					741,000
Balance Ending at Mar. 31, 2021	$ 5,000,001	$ 633	$ 800	$ 40,900,782	$ (35,902,214)	$ (180,205,000)			$ 21,572,000	$ (203,573,000)	$ 1,796,000
Balance Ending (in Shares) at Mar. 31, 2021		6,330,293	8,000,000					8,715,084